Long-term Notes Payable (including current portion) and Line of Credit - Additional Information (Detail)	1 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2013 USD ($) Installment	Sep. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jun. 30, 2012 USD ($)
Loan Agreement With Silicon Valley Bank
Line Of Credit Facility [Line Items]
Liquidity ratio	125.00%
Loan agreement amount	$ 4,000,000			$ 4,000,000
Term of payments	36 months
Date of maturity	Dec. 01, 2018
Minimum EBITDA	$ (350,000)		$ 250,000
Interest rate percentage	5.00%			5.00%
Long-term debt	$ 4,000,000		3,000,000	$ 4,000,000
Equipment Term Loan
Line Of Credit Facility [Line Items]
Long-term debt	4,000,000		3,000,000	4,000,000
Capital Growth Term Loans
Line Of Credit Facility [Line Items]
Long-term debt	346,895		$ 129,967	$ 346,895
Silicon Valley Bank | Revolving Credit Facility
Line Of Credit Facility [Line Items]
Line of credit facility allowable amount						$ 3,000,000
Facility interest rate				3.50%
Liquidity ratio			125.00%
Line of credit facility maturity date			2018-04
Line of credit	0		$ 0	$ 0	$ 0
Silicon Valley Bank | Revolving Credit Facility | Capital Growth Term Loans
Line Of Credit Facility [Line Items]
Line of credit facility allowable amount		$ 750,000
Liquidity ratio		100.00%
Line of credit	$ 346,895		$ 129,967	$ 346,895	$ 620,070
Line of credit facility, payment terms			The growth capital term loan requires interest only payments through June 30, 2014 at which point it is to be repaid in 32 equal monthly installments of interest and principal.
Number of monthly installments for principal and interest payment | Installment		32
Line of credit facility maturity date			Feb. 01, 2017
Line of credit facility interest rate		6.50%
Silicon Valley Bank | U.S. Prime Rate | Revolving Credit Facility
Line Of Credit Facility [Line Items]
Basis spread on variable interest rate				1.25%